Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	$ 335	$ 335
Purchase	99
Sale	0	0
Change in fair value included in OCI	(3)
Change in fair value recognized in earnings	0	0
Ending Balance	431	335
U.S. Treasury Bonds/Bills [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	335	335
Purchase	99
Sale	0	0
Change in fair value included in OCI	(3)
Change in fair value recognized in earnings	0	0
Ending Balance	$ 431	$ 335